Income Taxes - After Offsetting, Deferred Tax Assets and Liabilities (Detail) - Deutsche Bank AG - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Assets And Liablities [Line items]
Presented as deferred tax assets	€ 5,743	€ 6,702
Presented as deferred tax liabilities	594	574
Net deferred tax assets	€ 5,149	€ 6,128